Acquisitions	12 Months Ended
Dec. 31, 2023
Acquisitions
Acquisitions
25.	Acquisitions
There were no acquisition occurred for the year ended December 2023. Introduction to our acquisitions in the prior periods is listed below.
Transactions with one animation content production company (“Anime Business”)
Prior
to 2021, the Group held 8.1% equity share of Anime Business through several investments with preferred rights, which was accounted for as long-term investments using alternative measure method. In January 2021, the Group acquired remaining equity with the total consideration of RMB612.3 million, including the cash consideration of RMB369.1 million and 400,000 restricted Class Z ordinary shares. Upon the completion of this transaction in January 2021, the Group held 100% of equity interests in the Anime Business, which became a consolidated subsidiary of the Group.
The consideration of acquisition of Anime Business was allocated based on their fair value of the assets acquired and the liabilities assumed as follows:

	Amount	Amortization Period
	RMB in thousands

Net assets acquired	189,763
Intangible assets
—Brand	85,000	8 years
—Vendor relationship	75,000	10 years
—Non-compete clause	54,000	6 years
Goodwill	283,402

Total	687,165

Total purchase price comprised of:
	Amount
	RMB in thousands
Cash consideration	369,124
Share consideration	243,203
Fair value of previously held equity interests	74,838

Total	687,165

Goodwill arising from this acquisition was attributable to the synergies between ability of animation content production and the Group’s strategy to expand its content library.

Transactions with one Comics distribution company (“Comics Business”)
In

November 2021, the Company signed an agreement to acquire all of the equity interests in Comics Business with a total cash consideration of RMB600.0 million. Upon the completion of this transaction, the Group held 100% of equity interests in the Comics Business, which became a consolidated subsidiary of the Group.
The consideration of acquisition of Comics Business was allocated based on their fair value of the assets acquired and the liabilities assumed as follows:

	Amount	Amortization Period
	RMB in thousands

Net assets acquired	48,764
Intangible assets
—Brand	23,000	10 years
—User base	11,000	3 years
—Copyrights	269,000	8 years
—Technology	4,000	3 years
—Non-compete clause	5,000	2 years
Deferred tax liabilities	(42,133)
Goodwill	281,369

Total	600,000

Total purchase price comprised of:
	Amount
	RMB in thousands
Cash consideration	600,000
Goodwill arising from this acquisition was attributable to the synergies between ability of comics distribution and the Group’s strategy to expand its content library.
Transactions with one game development company (“Game Business”)
In February 2022, the Company signed an agreement to acquire all of the equity interests in Game Business with a total cash consideration of RMB800.0 million. Upon the completion of this transaction, the Group held 100% of equity interests in the Game Business, which became a consolidated subsidiary of the Group.
The consideration of acquisition of Game Business was allocated based on their fair value of the assets acquired and the liabilities assumed as follows:

	Amount	Amortization Period
	RMB in thousands
Net assets acquired	333,830
Intangible assets
—Non-compete clause	111,000	6 years
—Others	50,965	5 years
Deferred tax liabilities	(40,491)
Goodwill	344,696

Total	800,000

Total purchase price comprised of:
	Amount
	RMB in thousands
Cash consideration	800,000
Goodwill arising from this acquisition was attributable to the Group’s strategy to expand its self-developed capacity in game development.

Other acquisitions
For the years ended with December 31, 2022, the Group completed several other acquisitions, to complement its existing business and achieve synergies. The acquired entities individually and in aggregate were not significant. The Group’s other acquisitions are summarized in the following table:

	For the Year Ended December 31,		Amortization Period
	2021	2022
	Amount
	RMB in thousands
Net assets acquired	28,320	85,369
Intangible assets
—Brand	66,000	—	5 years
—Customer relationship	83,000	—	5 years
—Non-compete clause	28,000	9,000	6 years
—Others	71,100	61,000	1 to 10 years
Deferred tax liabilities	—	(17,500)
Goodwill	477,746	42,131

Total	754,166	180,000

Total purchase price comprised of:
	For the Year Ended December 31,
	2021	2022
	Amount
	RMB in thousands
Cash consideration	244,949	150,000
Share consideration	391,244	—
Fair value of previously held equity interests	117,973	30,000

Total	754,166	180,000

Pro forma results of operations for all the acquisitions have not been presented because they were not material to the consolidated statements of operations and comprehensive loss for the years ended December 31, 2021, 2022 and 2023 individually or in aggregate.